UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31/
Date of reporting period:	2/29/2012

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Emerging Markets Fund

FORM N-Q

Item 1.                        Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 29, 2012 (Unaudited)

Common Stocks--96.1%	Shares	Value ($)
Brazil--15.3%
Banco Santander Brasil, ADS	1,962,560	20,960,141
Brasil Insurance Participacoes e Administracao	407,200	4,837,315
Centrais Eletricas Brasileiras	1,302,362	14,166,908
Fibria Celulose, ADR	780,400	7,187,484
Gerdau, ADR	997,640	10,375,456
Grendene	729,705	3,866,831
Itau Unibanco Holding, ADR	597,356	12,574,344
JBS	3,150,300a	13,391,871
Magnesita Refratarios	1,280,300a	5,517,088
Petroleo Brasileiro, ADR	2,015,850	59,421,979
Porto Seguro	448,520	5,615,478
SUL America	197,714	2,176,034
Tele Norte Leste Participacoes, ADR	1,059,785	11,382,091
Vale, ADR	624,670	15,704,204
		187,177,224
China--18.7%
Asia Cement China Holdings	2,839,500	1,596,171
Beijing Capital International Airport, Cl. H	18,790,000	9,375,377
BYD Electronic International	18,249,500a	7,435,138
China Coal Energy, Cl. H	7,135,000	9,153,097
China Construction Bank, Cl. H	16,804,809	14,126,422
China Dongxiang Group	44,046,000	8,404,641
China Life Insurance, Cl. H	5,873,000	18,324,257
China Mobile	1,387,500	14,820,966
China Mobile, ADR	87,080	4,616,111
China Power International Development	27,053,872	6,731,901
China Railway Construction, Cl. H	5,823,000	4,579,601
China Railway Group, Cl. H	16,452,000	6,681,597
Cosco Pacific	2,568,000	3,893,618
Global Bio-Chem Technology Group	15,462,980	4,166,683
Guangzhou Automobile Group, Cl. H	11,782,603	13,899,953

Huaneng Power International, ADR	130,200	3,309,684
Huaneng Power International, Cl. H	14,737,600	9,443,525
Industrial & Commercial Bank of China, Cl. H	29,486,590	21,631,559
Lianhua Supermarket Holdings, Cl. H	5,548,000	7,839,674
Mindray Medical International, ADR	52,130	1,595,699
Minth Group	1,006,000	1,243,849
PetroChina, ADR	27,400	4,116,302
PetroChina, Cl. H	9,314,000	14,097,929
Renhe Commercial Holdings	63,278,000	7,587,290
Shanghai Industrial Holdings	2,636,000	9,566,979
Sinotrans, Cl. H	26,073,500	5,445,846
TPV Technology	6,619,630	2,031,242
Weiqiao Textile, Cl. H	9,512,100	5,911,184
Zhejiang Expressway, Cl. H	9,064,000	6,883,133
		228,509,428
Czech Republic--.4%
Komercni Banka	23,000	4,504,410
Egypt--.5%
Commercial International Bank	1,484,274	6,130,791
Hong Kong--1.1%
iShares FTSE A50 China Index	3,952,700	6,044,071
NWS Holdings	4,256,791	7,057,880
		13,101,951
Hungary--.2%
Richter Gedeon	12,488	2,243,747
India--10.0%
Bank of India	770,548	5,783,103
Glenmark Pharmaceuticals	793,266	4,987,796
Hindustan Petroleum	1,264,273	8,080,604
ICICI Bank	86,990	1,564,966
ICICI Bank, ADR	151,154	5,486,890
India Cements	5,650,328	11,626,925
Jubilant Life Sciences	1,774,502	6,843,066
NMDC	1,456,211	5,345,284
Oriental Bank of Commerce	1,691,686	9,697,669
Reliance Industries	1,809,570	30,301,020
Rolta India	3,193,707	6,812,886
State Bank of India	308,150	14,039,133

Steel Authority of India	1,931,680	4,065,554
Sterlite Industries India	3,116,540	7,914,104
Sterlite Industries India, ADR	1,010	10,019
		122,559,019
Indonesia--2.5%
Aneka Tambang	10,948,500	2,379,053
Astra Agro Lestari	44,500	110,017
Bank Negara Indonesia Persero	11,768,500	4,925,287
Indosat	11,827,000	7,146,026
Medco Energi Internasional	24,203,000	6,171,497
Telekomunikasi Indonesia	11,993,500	9,374,077
		30,105,957
Malaysia--1.0%
Malayan Banking	854,868	2,497,111
Tenaga Nasional	4,800,637	10,064,430
		12,561,541
Mexico--2.1%
America Movil, ADR, Ser. L	428,440	10,256,854
Consorcio ARA	6,666,400	2,159,629
Desarrolladora Homex, ADR	386,608a	6,974,408
Grupo Financiero Banorte, Cl. O	1,608,600	6,513,971
		25,904,862
Poland--1.2%
Asseco Poland	508,592	8,815,387
Bank Pekao	115,164	5,739,335
		14,554,722
Russia--5.6%
Gazprom, ADR	2,502,780	33,161,835
Lukoil, ADR	298,415	19,143,322
Pharmstandard, GDR	170,491a	3,102,936
VimpelCom, ADR	1,112,930	13,544,358
		68,952,451
South Africa--6.0%
Anglo American Platinum	238,340	18,784,947
JD Group	1,073,913	6,919,294
Murray & Roberts Holdings	3,069,694a	11,850,602
Sappi	791,039a	2,778,975
Standard Bank Group	1,851,385	27,248,468

Telkom	1,611,322	5,542,710
		73,124,996
South Korea--16.7%
Grand Korea Leisure	392,800	6,583,387
Hite Jinro	422,725a	9,446,580
Hyundai Development	360,120a	7,967,079
KB Financial Group	564,720	20,797,304
KB Financial Group, ADR	51,408	1,894,385
Korea Electric Power	591,115a	13,262,407
Korea Electric Power, ADR	54,510	607,786
Korea Exchange Bank	1,909,760	13,912,752
KT	48,480	1,412,723
KT, ADR	449,910	6,618,176
LG Electronics	190,437	14,537,370
Mirae Asset Securities	297,480	10,609,803
NongShim	40,194	8,712,637
POSCO	27,899	10,374,296
POSCO, ADR	25,140	2,325,450
Samsung Electronics	25,684	27,687,684
Samsung Fire & Marine Insurance	46,918	8,849,090
Shinsegae	46,049	10,805,035
SK Telecom	93,421	12,150,221
SK Telecom, ADR	250,940	3,626,083
Tong Yang Life Insurance	238,585	3,007,038
Yuhan	85,525	9,135,612
		204,322,898
Taiwan--10.6%
AU Optronics	7,940,000	4,294,666
AU Optronics, ADR	1,406,930	7,470,798
Chinatrust Financial Holding	5,302,742	3,607,798
Compal Electronics	1,866,000	2,209,035
Hon Hai Precision Industry	7,033,017	24,523,209
KGI Securities	8,960,982	4,023,846
Nan Ya Printed Circuit Board	5,027,220	12,638,167
Novatek Microelectronics	2,629,000	7,870,186
Powertech Technology	2,247,000	5,151,987
Siliconware Precision Industries	4,623,000	5,449,277
Siliconware Precision Industries, ADR	325,970	1,880,847

SinoPac Financial Holdings	35,554,934	13,304,677
Taiwan Semiconductor Manufacturing	2,259,638	6,234,067
Tatung	11,595,380a	3,912,987
Transcend Information	2,504,940	7,490,278
United Microelectronics	25,152,445	13,262,447
Young Fast Optoelectronics	2,146,504	6,250,536
		129,574,808
Tanzania--.6%
African Barrick Gold	930,936	6,960,767

Thailand--.8%
Bangkok Bank	983,560	6,304,663
Kasikornbank	817,700	4,012,174
		10,316,837
Turkey--2.0%
Asya Katilim Bankasi	4,746,730a	4,938,575
Turkcell Iletisim Hizmetleri	948,420a	5,204,843
Turkcell Iletisim Hizmetleri, ADR	126,860a	1,725,296
Turkiye Is Bankasi, Cl. C	5,520,991	13,129,436
		24,998,150
Ukraine--.8%
Emaar Properties	8,692,430	7,478,377
JKX Oil & Gas	1,008,331	2,125,487
		9,603,864
Total Common Stocks
(cost $1,202,399,027)		1,175,208,423

Preferred Stocks--.5%
Brazil
Cia de Tecidos do Norte de Minas - Coteminas	973,648	2,228,235
Cia Paranaense de Energia, Cl. B	15,900	400,266
Gerdau	56,400	589,536
Itau Unibanco Holding	136,200	2,918,713
Total Preferred Stocks
(cost $6,485,707)		6,136,750

Rights--.0%
Taiwan

Chinatrust Financial Holding
(cost $26,021)	265,137 [a]	33,372

Other Investment--2.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $27,000,000)	27,000,000 [b]	27,000,000

Total Investments (cost $1,235,910,755)	98.8%	1,208,378,545
Cash and Receivables (Net)	1.2%	15,103,812
Net Assets	100.0%	1,223,482,357

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 29, 2012, net unrealized appreciation on investments was $27,532,210 of which $111,360,897 related to appreciated investment securities and $138,893,107 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	26.2
Energy	15.2
Information Technology	14.1
Materials	9.3
Telecommunication Services	8.8
Consumer Discretionary	5.9
Industrial	6.0
Utilities	4.7
Consumer Staples	3.6
Health Care	2.3
Money Market Investment	2.2
Exchange Traded Funds	.5
† Based on net assets.	98.8

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
February 29, 2012 (Unaudited)

	Number	Foreign
Forward Currency	of	Currency			Unrealized
Exchange Contracts	Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Hong Kong Dollar,
Expiring
3/1/2012 a	1	5,555,620	716,380	716,281	99

South African Rand,
Expiring
3/2/2012 b	1	22,602,172	3,036,293	3,008,828	27,465

					27,564

Counterparties:

a	Deutsche Bank
b	UBS

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,175,301,102	-	-	1,175,301,102
Mutual Funds/Exchange Traded Funds	33,044,071	-	-	33,044,071
Rights+	33,372	-	-	33,372
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	27,564	-	27,564
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)